Dividend income - Details of dividends related to financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
Dividend income recognized from assets held equity securities	₩ 24,528	₩ 18,385	₩ 20,980